Net Property and Equipment in Service	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Net Property and Equipment in Service
Net Property and Equipment in Service
Net property and equipment in service consists of the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Land and buildings	$100,038	69,984
Telephony transmission equipment and distribution facilities	1,189,470	1,085,963
Cable transmission equipment and distribution facilities	193,832	177,410
Studio equipment	14,396	12,680
Support equipment and systems	270,629	245,301
Transportation equipment	15,667	13,619
Customer premise equipment	153,039	149,372
Fiber optic cable systems	305,200	299,525
	2,242,271	2,053,854
Less accumulated depreciation	1,178,982	1,042,724
Less accumulated amortization	50,047	41,552
Net property and equipment in service	$1,013,242	969,578

Property and equipment under capital leases	$112,495	104,251